Acquisitions - Maryland Compassionate Care and Wellness, LLC (Details) - USD ($) $ in Thousands		12 Months Ended
	May 01, 2021	Dec. 31, 2022	Dec. 31, 2021
Acquisitions
Cash outflow, net of cash acquired		$ 133,983	$ 37,820
Maryland Compassionate Care and Wellness, LLC
Acquisitions
Cash	$ 11,976
Accounts receivable, net	2,424
Prepaid expenses and other current assets	66
Inventory	5,714
Property, plant and equipment, net	19,448
Right-of-use assets	726
Other assets	689
Goodwill	20,346
Deferred tax liabilities	(33,235)
Liabilities assumed	(8,382)
Net assets acquired	132,232
Prepaid acquisition consideration from Grassroots Acquisition	132,232
Cash outflow, net of cash acquired	120,256
Maryland Compassionate Care and Wellness, LLC | Licenses
Acquisitions
Intangible assets	$ 112,460